New and amended standards and interpretations	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
New and amended standards and interpretations	1.4. New and amended standards and
interpretations
On 1 January 2023, Nokia adopted the following amendments
to the accounting standards issued by the IASB and endorsed
by the EU:
■IFRS 17 Insurance Contracts (including the June 2020 and
December 2021 Amendments to IFRS 17);
■Amendments to IAS 8 Accounting Policies, Changes in
Accounting Estimates and Errors: Definition of Accounting
Estimates;
■Amendments to IAS 1 Presentation of Financial Statements
and IFRS Practice Statement 2 Making Materiality
Judgements: Disclosure of Accounting Policies;
■Amendments to IAS 12 Income Taxes: Deferred Tax related
to Assets and Liabilities arising from a Single Transaction;
and
■Amendments to IAS 12 Income Taxes: International Tax
Reform—Pillar Two Model Rules.
The amendments had no material impact on the measurement,
recognition or presentation of any items in Nokia’s
consolidated financial statements for 2023. The amendments
affecting the disclosures are explained below.
The amendments to IAS 1 and IFRS Practice Statement 2
related to disclosure of accounting policies aim to help entities provide accounting policies disclosures that are more useful by replacing the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies and adding guidance to help entities determine when accounting policies information is material and, therefore,
needs to be disclosed. These amendments are reflected in the accounting policies disclosures in Nokia’s consolidated financial statements for 2023.
The amendments to IAS 12 related to Pillar Two Model Rules
have been introduced in response to the OECD’s BEPS Pillar
Two rules and include a mandatory temporary exception to
the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules, and disclosure requirements for affected entities to help
users of the financial statements better understand an
entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date. Information on the impact of Pillar Two legislation on Nokia is disclosed in
Note 2.5. Income taxes.
Nokia has not early adopted any new or amended standards or
interpretations that have been issued but are not yet effective.
The new and amended standards and interpretations issued by
the IASB that are effective in future periods are not expected to have a material impact on the consolidated financial
statements of Nokia when adopted. Nokia intends to adopt
these new and amended standards and interpretations, if
applicable, when they become effective and are endorsed by
the EU.